Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tandem Fund | Tandem Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	3.65%	7.64%	8.41%	(7.39%)	19.07%